Expense Example - Invesco Top QQQ ETF - Invesco Top QQQ ETF	Nov. 20, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	$ 93